Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Long-term debt gross	$ 967,146	$ 1,093,836
Bank overdrafts	11,443	11,488
Total finance lease liability	74,018	33,184
Unamortized debt discounts and debt issuance costs	(9,531)	(14,395)
Long-term debt	957,615	1,079,441
Current maturities, net of unamortized debt discounts and debt issuance costs	(80,097)	(222,940)
Bank overdrafts	(11,443)	(11,488)
Long-term debt, net	$ 866,075	$ 845,013
Weighted-average discount rate of finance leases	5.50%	4.20%
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Long-term debt gross	$ 18,999	$ 89,750
Line of Credit | Bank overdrafts
Debt Instrument [Line Items]
Long-term debt gross	$ 34,717	$ 38,770
Weighted average interest rate	5.60%	6.50%
Loans Payable | Term Loan A and Term Loan B
Debt Instrument [Line Items]
Long-term debt gross	$ 703,700	$ 810,975
Loans Payable | Vessel financing loans
Debt Instrument [Line Items]
Long-term debt gross	60,068	74,774
Loans Payable | Other long-term financing arrangements
Debt Instrument [Line Items]
Long-term debt gross	$ 64,201	$ 34,895